CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net income		$ 2,719	$ 904	$ 650
Adjusted for the following items:
Earnings from investments in associates and joint ventures, net of distributions received		69	36	30
Depreciation and amortization expense		2,036	1,705	1,214
Mark-to-market on hedging items, provisions and other		(1,768)	51	153
Deferred income tax expense		240	54	28
Changes in non-cash working capital, net		(524)	(220)	68
Cash from operating activities		2,772	2,530	2,143
Investing Activities
Acquisition of subsidiaries, net of cash acquired		(2,923)	(3,405)	(10,271)
Disposal of subsidiaries and assets held for sale, net of cash disposed		3,284	745	272
Investments in associates and joint ventures		0	(369)	(539)
Disposal of investments in associates and joint ventures		412	0	135
Purchase of long lived assets		(2,067)	(1,472)	(1,182)
Disposal of long lived assets		85	46	38
Purchase of financial assets		(1,324)	(1,170)	(176)
Sale of financial assets		1,341	933	278
Net settlement of foreign exchange hedging items		19	83	73
Cash used by investing activities		(1,173)	(4,609)	(11,372)
Financing Activities
Distributions to general partner		(209)	(185)	(158)
Distributions to other unitholders		(1,048)	(949)	(869)
Subsidiary distributions to non-controlling interest		(955)	(1,278)	(1,216)
Capital provided by non-controlling interest		3,071	3,091	6,902
Capital provided to non-controlling interest		(1,560)	(828)	0
Disposal of partial interest to non-controlling interest, net of taxes.		0	168	165
Acquisition of partial interest from non-controlling interest		(1,399)	(150)	0
Net proceeds from commercial paper program		431	0	0
Deposit (repaid to) received from parent		(545)	545	0
Proceeds from corporate borrowings		244	657	376
Repayment of corporate borrowings		0	(339)	(288)
Proceeds from corporate credit facility		5,928	3,183	4,651
Repayment of corporate credit facility		(7,059)	(2,872)	(4,341)
Proceeds from non-recourse borrowings	[1]	16,510	5,196	8,625
Repayment of non-recourse borrowings		(14,499)	(4,077)	(5,052)
Lease liability repaid and other		(966)	(240)	(106)
Net preferred units (redeemed) issued		(12)	195	72
Partnership units issued, net of costs and repurchases		1,073	9	781
Cash (used by) from financing activities		(995)	2,126	9,542
Cash and cash equivalents
Change during the year		604	47	313
Impact of foreign exchange on cash		(65)	(7)	(13)
Cash reclassified as held for sale		0	0	(13)
Cash and cash equivalents at beginning of period		867	827	540
Cash and cash equivalents at end of period		$ 1,406	$ 867	$ 827

[1]	Includes proceeds from the settlement of cross-currency interest rate swaps at our Australian export terminal.